GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to report the performance of General Government Securities Money Market Fund, Inc. for its fiscal year ended January 31, 1997 as shown in the following table:
                                                      Annualized
                        Annualized Yield            Effective Yield*
                        _________________         ___________________
    Class A Shares           4.64%                       4.74%
    Class B Shares           4.47%                       4.56%
ECONOMIC REVIEW
    The release of a 4.7% estimate for the fourth quarter's real Gross Domestic Product ("GDP") growth has restored an above-trend growth trajectory to the U.S. economy. Hence, the much anticipated slowdown to a benign 2% path is no longer a valid viewpoint. This has left the Federal Reserve Board (the "Fed") with the policy decision of whether to act on its GDP growth yardstick, or pursue a wait-and-see option with regard to inflation. The economy is embarking on its seventh expansion year with good momentum.
    Real GDP grew at an annualized 3.3% rate in the first half of 1996 and 3.4% in the second half. Key forces to sustain growth include steady income growth that supports consumer spending, reviving economic growth abroad to help exports (despite some offset from a higher dollar) and a lean inventory situation that should keep manufacturing buoyant. However, capital goods orders have slowed recently. Excess capacity still exists in some sectors, while the higher dollar can especially hurt import-competing industries. The stronger dollar additionally may hurt profits related to foreign sales, although overall corporate profits should sustain steady growth.
    While the Fed has held a bias favoring tighter policy since mid-1996, it has so far delayed tightening. A slow economy in the summer months and, more recently, the surging dollar have curbed inflation fears, giving ample reason to leave policy unchanged. Indeed, accelerating wage inflation and high oil prices have been accompanied by lower general price inflation in recent months. However, while a rising dollar typically depresses prices in the traded goods sector, the attendant boost to purchasing power risks higher inflation pressures elsewhere.
MARKET OVERVIEW
    The money market during the past year was characterized by considerable volatility. However, by the end of this Fund's fiscal year, short-term rates were actually little changed from when the year began.
    Throughout the period, inflation and what, if anything, the Fed might do about it, continued to be the major concern. Early in the year, rates generally rose, especially after strong employment reports in late spring and early summer convinced the market that the Fed would need to tighten money rates in order to prevent a recurrence of inflation. By late summer, however, it became clear that inflation was not an immediate threat. The Fed acknowledged as much by taking no preemptive action. Furthermore, the economy was a constructive influence, providing continued yet moderate growth without exerting undue upward pressure on wage levels or general price indicators. Thus, in the latter part of the year, interest rates simmered down, though not without short-lived inflation scares.
    As the time approached for the February 1997 meeting of the rate-setting Federal Open Market Committee, the market was nervous but essentially neutral, as rates edged slightly lower. The most significant recent development has been a flattening of the yield curve, with rates on the 30-year Treasury bond narrowing the gap with short-term Treasury yields. As it turned out, the Fed in early February left rates undisturbed. There has been no rate change by the Fed since January 1996, when there was a modest cut in the Federal Funds rate of 25 basis points.

    In recent days, a new factor has entered the picture _ the decision by the U.S. and the Group of Seven major industrial nations not to try to push the U.S. dollar's valuation any higher. Eventually, this change in strategy could affect the U.S. money market. The initial reaction in the markets, however, was to take it in stride.
    Some tightening of rates by the Fed is to be expected in coming months, if the U.S. economy continues to exhibit strong growth. The rising dollar so far has acted as a restraint on inflation. It remains to be seen what the effect of the new dollar strategy will be on the market.
PORTFOLIO FOCUS
    Our maturity structure has been geared to deal with changeable eventualities while seeking superior yields. At times this has resulted in average maturity longer than the industry average. We intend to continue this approach until events in the marketplace dictate a change.
    It is a pleasure and a privilege to serve your investment needs.
                              Sincerely,

                          [Patricia A. Larkin signature logo]

                              Patricia A. Larkin
                              Senior Portfolio Manager
February 18, 1997
New York, N.Y.

* Annualized effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS                                                                             JANUARY 31,1997
                                                                            Annualized
                                                                             Yield on
                                                                             Date of             Principal
U.S. Treasury Bills_4.8%                                                     Purchase              Amount           Value
                                                                           ____________          __________       ____________
    3/6/97  ...................................................              5.40%             $  10,000,000    $    9,952,975
    5/1/97  ...................................................              5.58                 20,000,000        19,738,933
                                                                                                                  _____________
TOTAL U.S. TREASURY BILLS (cost $29,691,908)...................                                                  $  29,691,908
                                                                                                                ===============
U.S. Government Agencies_94.6%
Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes
    7/25/97....................................................              5.33%(a)          $  15,000,000     $  14,997,267
    9/15/97....................................................              5.38 (a)             15,000,000        14,995,655
Federal Home Loan Banks, Discount Notes
    2/3/97.....................................................              5.48                100,000,000        99,969,556
    2/7/97.....................................................              5.40                 21,305,000        21,286,340
    2/18/97....................................................              5.37                 10,000,000         9,975,303
    2/19/97....................................................              5.67                 25,000,000        24,931,375
    3/5/97.....................................................              5.23                 15,000,000        15,000,000
    3/6/97.....................................................              5.22                 25,000,000        24,999,465
    3/12/97....................................................              5.47                 25,000,000        24,855,917
    6/27/97....................................................              5.90                  7,680,000         7,676,406
    11/24/97...................................................              5.74                 25,000,000        25,000,000
    12/5/97....................................................              5.49                  3,590,000         3,430,497
    1/22/98....................................................              5.68                 25,000,000        24,980,987
Federal Home Loan Banks, Floating Rate Notes
    1/26/98....................................................              5.49 (a)              4,000,000         4,003,503
Federal Home Loan Mortgage Corp., Discount Notes
    2/24/97....................................................              5.39                 20,000,000        19,931,767
Federal National Mortgage Association, Discount Notes
    3/17/97....................................................              5.49                 25,000,000        24,836,529
    9/12/97....................................................              5.56                 20,000,000        19,344,629
    11/6/97....................................................              5.52                 10,000,000         9,596,129
    11/14/97...................................................              5.43                 14,000,000        13,427,207
    11/24/97...................................................              5.39                 10,000,000         9,579,023
    12/4/97....................................................              5.46                 15,000,000        14,339,550
Federal National Mortgage Association, Floating Rate Notes
    3/14/97....................................................              5.30 (a)             25,000,000        25,000,000
    6/20/97....................................................              5.46 (a)             20,000,000        19,999,290
    7/25/97....................................................              5.37 (a)             20,000,000        20,000,000
    8/18/97....................................................              5.38 (a)             30,000,000        29,997,563
    11/21/97...................................................              5.36 (a)             45,000,000        44,982,517
    1/21/98....................................................              5.36 (a)             10,000,000         9,994,998
                                                                                                                 _____________
TOTAL U.S. GOVERNMENT AGENCIES (cost $577,131,473).............                                                   $577,131,473
                                                                                                                 ==============




GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                     JANUARY 31,1997
                                                                            Annualized
                                                                            Yield on
                                                                             Date of             Principal
Repurchase Agreements_.5%                                                    Purchase             Amount              Value
                                                                           __________          ____________       ____________
Goldman, Sachs & Co.
    dated 1/31/97 , due 2/3/97 in the amount of
    $2,786,160 (fully collateralized by
    $2,995,000 U.S. Treasury Bills, due 1/8/98,
    value $2,846,193)
    (cost $2,785,000)..........................................              5.00%             $    2,785,000     $  2,785,000
                                                                                                                 =============
TOTAL INVESTMENTS (cost $609,608,381)...............                 99.9%                                        $609,608,381
                                                                    =======                                      =============
CASH AND RECEIVABLES (NET)..........................                 .1%                                       $       427,439
                                                                    =======                                      =============
NET ASSETS .........................................                 100.0%                                       $610,035,820
                                                                    =======                                      =============
Notes to Statement of Investments:
    (a) The interest rate, which will change periodically, is based on the bank's prime rate.





















SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                                         JANUARY 31, 1997
                                                                                              Cost                  Value
                                                                                          _____________         _____________
ASSETS:                          Investments in securities_See Statement of
                                 .....Investments_Note 1(b)                                $609,608,381           $609,608,381
                                 Interest receivable........................                                         3,861,992
                                 Prepaid expenses and other assets..........                                            69,410
                                                                                                               _______________
                                                                                                                  613,539,783
                                                                                                               _______________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                         269,907
                                 Due to Distributor.........................                                           133,374
                                 Cash overdraft due to Custodian............                                         2,903,988
                                 Accrued expenses and other liabilities.....                                          196,694
                                                                                                               _______________
                                                                                                                     3,503,963
                                                                                                               _______________
NET ASSETS..................................................................                                      $610,035,820
                                                                                                               ===============
REPRESENTED BY:                  Paid-in capital............................                                     $610,117,553
                                 Accumulated net realized gain (loss) on investments                                  (81,733)
                                                                                                               _______________
NET ASSETS..................................................................                                      $610,035,820
                                                                                                               ===============


                                                                                                 NET ASSET VALUE PER SHARE
                                                                                               _____________________________
                                                                                                Class A            Class B
                                                                                            _______________    _______________
Net Assets..................................................................                   $519,860,915        $90,174,905
Shares Outstanding..........................................................                    519,933,767         90,183,786
NET ASSET VALUE PER SHARE...................................................                          $1.00              $1.00
                                                                                                     =======           =======









See notes to financial statements.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS                                                                    YEAR ENDED JANUARY 31, 1997
INVESTMENT INCOME

INCOME                           Interest Income............................                                       $32,879,538

EXPENSES:                        Management fee_Note 2(a)...................                      $3,002,777
                                 Distribution fees_Note 2(b)................                       1,201,111
                                 Shareholder servicing costs_Note 2(c)......                         543,687
                                 Registration fees..........................                         133,367
                                 Custodian fees.............................                         129,284
                                 Professional fees..........................                          44,394
                                 Directors' fees and expenses_Note 2(d).....                          36,549
                                 Prospectus and shareholders' reports.......                          18,092
                                 Miscellaneous..............................                          16,682
                                                                                                 ____________
                                       Total Expenses.......................                       5,125,943
                                 Less_reduction in shareholder servicing costs due to
                                     undertaking_Note 2(c)..................                         (62,819)
                                                                                                 ____________
                                       Net Expenses.........................                                         5,063,124
                                                                                                               _______________
INVESTMENT INCOME_NET.......................................................                                        27,816,414
NET REALIZED GAIN (LOSS) ON INVESTMENTS_Note 1(b)...........................                                           (67,319)
                                                                                                               _______________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                       $27,749,095
                                                                                                              ================


SEE NOTES TO FINANCIAL STATEMENTS.


GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                                                Year Ended         Year Ended
                                                                                             January 31, 1997   January 31, 1996
                                                                                             _______________    ________________
OPERATIONS:
  Investment income_net..................................................                       $ 27,816,414      $  27,392,282
  Net realized gain (loss) on investments................................                            (67,319)            (9,720)
                                                                                             _______________    ________________
      Net Increase (Decrease) in Net Assets Resulting from Operations....                          27,749,095        27,382,562
                                                                                             _______________    ________________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income_net:
    Class A shares.......................................................                        (24,381,410)       (27,390,125)
    Class B shares.......................................................                         (3,435,004)            (2,157)
                                                                                             _______________    ________________
      Total Dividends....................................................                        (27,816,414)       (27,392,282)
                                                                                             _______________    ________________
CAPITAL STOCK TRANSACTIONS ($1.00 per share):
  Net proceeds from shares sold:
    Class A shares.......................................................                      4,365,059,146      4,619,394,913
    Class B shares.......................................................                        318,478,705             97,286
  Dividends reinvested:
    Class A shares.......................................................                         23,642,113         26,433,785
    Class B shares.......................................................                          3,417,531              2,087
  Cost of shares redeemed:
    Class A shares.......................................................                     (4,398,835,960)     (4,629,110,398)
    Class B shares.......................................................                       (231,770,578)            (41,245)
                                                                                             _______________    ________________
      Increase (Decrease) in Net Assets from Capital Stock Transactions..                         79,990,957         16,776,428
                                                                                             _______________    ________________
        Total Increase (Decrease) in Net Assets..........................                         79,923,638         16,766,708
NET ASSETS:
  Beginning of Period....................................................                        530,112,182        513,345,474
                                                                                             _______________    ________________
  End of Period..........................................................                      $ 610,035,820      $ 530,112,182
                                                                                             ===============   =================


SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                    Class A Shares
                                                       ______________________________________________________________________
                                                                                Year Ended January 31,
                                                       ______________________________________________________________________
PER SHARE DATA:                                         1997             1996           1995            1994           1993
                                                       ________        _______        _______         _______         _______
    Net asset value, beginning of period.........     $  1.00         $  1.00         $  1.00         $  1.00        $  1.00
                                                       ________        _______        _______         _______         _______
    Investment Operations:
    Investment income_net.....................           .047            .052            .038            .027           .033
                                                       ________        _______        _______         _______         _______
    Distributions:
    Dividends from investment income_net........       (.047)          (.052)           (.038)          (.027)          (.033)
                                                       ________        _______        _______         _______         _______
    Net asset value, end of period...............     $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                                      ========        ========       ========        ========        ========
TOTAL INVESTMENT RETURN........................         4.75%           5.35%           3.90%           2.69%           3.36%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets......        .82%            .84%            .83%            .81%           .82%
    Ratio of net investment income
      to average net assets.................            4.65%           5.22%           3.82%           2.66%           3.28%
    Net Assets, end of period (000's Omitted).       $519,861        $530,054        $513,345        $536,884        $725,419





SEE NOTES TO FINANCIAL STATEMENTS.


GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                         Class B Shares
                                                                                                   _________________________
                                                                                                     Year Ended January 31,
                                                                                                   _________________________
PER SHARE DATA:                                                                                        1997           1996(1)
                                                                                                     ________        ________
    Net asset value, beginning of period....................................                        $  1.00          $  1.00
                                                                                                     ________        ________
    Investment Operations:
    Investment income_net...................................................                           .045             .042
                                                                                                     ________        ________
    Distributions:
    Dividends from investment income_net....................................                          (.045)           (.042)
                                                                                                     ________        ________
    Net asset value, end of period..........................................                        $  1.00          $  1.00
                                                                                                   ========       ==========
TOTAL INVESTMENT RETURN.....................................................                          4.58%            5.04%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.................................                          1.00%            1.00%(2)
    Ratio of net investment income
      to average net assets.................................................                          4.48%            5.01%(2)
    Decrease reflected in above expense ratios
      due to undertaking by the Manager.....................................                           .08%             .10%(2)
    Net Assets, end of period (000's Omitted)...............................                        $90,175              $58
    (1)  From March 31, 1995 (commencement of initial offering)
to January 31, 1996.
    (2)  Annualized.







SEE NOTES TO FINANCIAL STATEMENTS.


GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
NOTE 1_SIGNIFICANT ACCOUNTING POLICIES:
    General Government Securities Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales load. The Fund is authorized to issue 16 billion shares of $.001 par value Common Stock. The Fund currently offers two classes of shares: Class A (15 billion shares authorized) and Class B (1 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05 of 1% of the value of the average daily net assets of Class B.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $83,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1997. The carryover does not include net realized securities losses from November 1, 1996 through January 31, 1997 which are treated, for Federal income tax purposes, as arising in fiscal 1998. If not applied, $20,000 of the carryover expires in fiscal 2004 and $63,000 of the carryover expires in fiscal 2005.
    At January 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 2_MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 11\2% of the value of the average net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. There was no expense reimbursement during the period ended January 31, 1997 pursuant to the Agreement.
    (B) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, the Fund directly bears the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan. In addition, the Fund reimburses (a) the Distributor for payments made for distributing Class A shares and servicing shareholder accounts ("Servicing") and (b) the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliates (collectively "Dreyfus") for payments made for Servicing, at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class A. Both the Distributor and Dreyfus may pay Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, Dreyfus will be permitted to act as a Service Agent in respect of such Fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended January 31, 1997, $1,047,607 was charged to the Fund pursuant to the Plan.
    Under the Distribution Plan with respect to Class B shares ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, the Fund directly bears the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, the Fund reimburses the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class B. During the period ended January 31, 1997, $153,504 was charged to the Fund pursuant to the Class B Distribution Plan.
    (C) Under the Fund's Shareholder Services Plan with respect to Class A shares ("Class A Shareholder Services Plan"), the Fund reimburses Dreyfus Service Corporation an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) the maintenance of shareholder accounts. During the period ended January 31, 1997, the Fund was charged an aggregate of $215,006 pursuant to the Class A Shareholder Services Plan.
    Under the Fund's Shareholder Services Plan with respect to Class B shares ("Class B Shareholder Services Plan"), the Fund pays the Distributor for the provision of certain services to the holders of Class B shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class B. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.
    The Manager has undertaken, through March 31, 1997, that if the aggregate expenses of Class B of the Fund (exclusive of certain expenses as described above) exceed 1% of the value of the average daily net assets of Class B, the Manager will reimburse the expenses of the Fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B Shareholder Services Plan. During the period ended January 31, 1997, $191,880 was charged to the Fund pursuant to the Class B Shareholder Services Plan, of which $62,819 was reimbursed by the Manager.
    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $58,897 during the period ended January 31, 1997.
    (D) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF DIRECTORS
GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
    We have audited the accompanying statement of assets and liabilities of General Government Securities Money Market Fund, Inc., including the statement of investments, as of January 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 1997 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Government Securities Money Market Fund, Inc., at January 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.
                              [Ernst & Young LLP signature logo]
New York, New York
March 3, 1997


GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
IMPORTANT TAX INFORMATION
    For State individual income tax purposes, the Fund hereby designates 48.69% of the ordinary income dividends paid during the fiscal year ended January 31, 1997 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, California and the District of Columbia.

[Dreyfus lion "d" logo]
Registration Mark
GENERAL GOVERNMENT SECURITIES
MONEY MARKET FUND, INC.
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                        975/698AR971
[Dreyfus logo]
Registration Mark

General Government
Securities
Money Market
Fund, Inc.
Annual Report
January 31, 1997